Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Milestone Events and Financial Terms	The milestone events and financial terms are as follows:
Milestone	Amount
1. OST has secured funding of at least Two Million Three Hundred Thirty-Seven Thousand Five Hundred US Dollars ($2,337,500), in the aggregate (The Funding Milestone) (paid)	License Commencement Payment $ 1,550,000
2. The earlier to occur of: (A) OST having secured at least Eight Million US Dollars, in the aggregate or (B) Completion of the first Clinical Trial (with “Completion” meaning that the final patient has enrolled in first Clinical Trial) (paid)	$1,375,000
3. The earlier to occur of: (A) receipt of Regulatory Approval from the FDA for the First Indication of the first Licensed Product or (B) Initiation of the first Registrational Trial of the first Licensed Product in the Field	$5,000,000
4. Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars ($20,000,000)	$1,500,000
5. Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars ($50,000,000) Cumulative Net Sales of all Licensed Products in ex	$5,000,000
6. Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollars ($100,000,000)	$10,000,000
A payment schedule is set for future milestones, as follows:
Milestone	Milestone Payment
1. OST has secured funding of at least Two Million Three Hundred Thirty-Seven Thousand Five Hundred US Dollars ($2,337,500), in the aggregate (The Funding Milestone) (paid)	License Commencement Payment: $1,550,000
2. The earlier to occur of: (A) OST having secured at least Eight Million US Dollars, in the aggregate or (B) Completion of the first Clinical Trial (with “Completion” meaning that the final patient has enrolled in first Clinical Trial). (paid)	$1,375,000
3. The earlier to occur of: (A) receipt of Regulatory Approval from the FDA for the First Indication of the first Licensed Product or (B) Initiation of the first Registrational Trial of the first Licensed Product in the Field	$5,000,000
4. Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars ($20,000,000)	$1,500,000
5. Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars ($50,000,000) Cumulative Net Sales of all Licensed Products in ex	$5,000,000
6. Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollars ($100,000,000)	$10,000,000

schedule of Future Milestones	A payment schedule is set for future milestones, is summarized below:
Milestone Bearing Event	Milestone Payment
1. License Fee to utilize proprietary technology (paid)	$300,000 + $2.4 million Convertible Note
2. Commencement of a toxicology study commented pursuant to Good Laboratory Practices (per 21 CFR Part 58) such that any resulting positive data would be admissible to applicable Regulatory Authorities to support an IND (commonly referred to as “GLP-Tox”)	$375,000
3. Completion of a Phase I Clinical Trial	$1,500,000
4. Completion of a Phase II Clinical Trial	$2,500,000
5. Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world)	$6,000,000
6. Regulatory Approval in the first of the United States, within the EU or within the UK	$12,000,000
A payment schedule is set for future milestones, is summarized below:
Milestone Bearing Event		Milestone Payment
1.	License Fee to utilize proprietary technology (paid)	$300,000 + $2.4 million Convertible Note
2.	Commencement of a toxicology study commented pursuant to Good Laboratory Practices (per 21 CFR Part 58) such that any resulting positive data would be admissible to applicable Regulatory Authorities to support an IND (commonly referred to as “GLP-Tox”)	$375,000
3.	Completion of a Phase I Clinical Trial	$1,500,000
4.	Completion of a Phase II Clinical Trial	$2,500,000
5.	Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world)	$6,000,000
6.	Regulatory Approval in the first of the United States, within the EU or within the UK	$12,000,000

schedule of Certain Fees and Corresponding Payment Amounts	The fee schedule for certain fees and corresponding payment amounts is set forth below.
George Clinical Payment Schedule	Payment Amount
1. Service Fee Advance (paid)	$49,989
2. Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid)	$193,671
3. Statistics Fees–35% on Electronic Data Capture (EDC) Go Live Date	$47,740
4. Statistics Fees–35% on Development of SAP tables	$47,740
5. Statistics Fees–30% on Final Analysis	$40,920
6. Service Fees – Remainder Due	Split monthly over course of study
The remainder is set up to be paid according to the service fee schedule below:
George Clinical Payment Schedule		Payment Amount
1.	Service Fee Advance (paid)	$49,989
2.	Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid)	$193,671
3.	Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date	$47,740
4.	Statistics Fees – 35% on Development of SAP tables	$47,740
5.	Statistics Fees – 30% on Final Analysis	$40,920
6.	Service Fees – Remainder Due	Split monthly over course of Study